Cash and Restricted Deposits	12 Months Ended
Dec. 31, 2017
Cash And Restricted Deposits
Cash and Restricted deposits

Note 3.A – Cash

	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Bank accounts- dominated in NIS	3,501	823
Bank accounts- other (mainly USD)	44,098	20,336
	47,599	21,159

Note 3.B – Restricted deposits

1.	The Group has restricted deposits for its credit cards in an amount of NIS 369,000. The deposits are not linked and bear an annual interest rate of 0.01%-0.05%.

2.	The Group has a restricted deposit in the amount of NIS 1,201,000 for the lease of its offices and labs. The deposit is not linked and bears an annual interest rate of 0.01%. The Group expect to lease its offices and labs for a period of more than a year, thus the restricted deposit was classified as a non-current asset.